Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Estimated Fair Values of the Company’s Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2005
Financial assets:
Cash and cash equivalents	$ 21,984,000
Cash and cash equivalents	21,984,000	18,037,000
Available for sale investment securities	44,849,000	48,958,000
Available for sale investment securities	44,849,000	48,958,000
Federal Home Loan Bank Stock	3,518,000	3,487,000
Loans held for sale	1,789,000	995,000
Loans held for sale	1,789,000	995,000
Loans, net	319,310,000	309,048,000
Loans, net	320,772,000	308,507,000
Accrued interest receivable	1,253,000	1,329,000
Accrued interest receivable	1,253,000	1,329,000
Financial liabilities:
Deposits	319,632,000	316,147,000
Deposits	321,851,000	313,613,000
Short term borrowings	5,949,000	6,850,000
Short term borrowings	5,949,000	6,850,000
Advances from Federal Home Loan Bank	64,000,000	60,000,000
Advances from Federal Home Loan Bank	69,921,000	66,309,000
Junior subordinated debentures	10,310,000	10,310,000	10,300,000
Junior subordinated debentures	4,661,000	4,502,000
Accrued interest payable	980,000	700,000
Accrued interest payable	980,000	700,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	21,984,000
Financial liabilities:
Deposits	155,651,000
Accrued interest payable	22,000
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Available for sale investment securities	43,448,000
Loans held for sale	1,789,000
Accrued interest receivable	139,000
Financial liabilities:
Deposits	166,200,000
Short term borrowings	5,949,000
Advances from Federal Home Loan Bank	69,921,000
Accrued interest payable	699,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Available for sale investment securities	1,401,000
Loans, net	320,772,000
Accrued interest receivable	1,114,000
Financial liabilities:
Junior subordinated debentures	4,661,000
Accrued interest payable	$ 259,000